Income Taxes - Schedule of Income Tax Expense (Benefit) (Details) - KRW (₩) ₩ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current
Deferred			2,196	(27,879)	9,118	16,205
Total	₩ 5,126	₩ (27,879)	₩ 2,196	₩ (27,879)	₩ (9,118)	₩ (16,205)